CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of accounts receivable

The breakdown of the Company’s accounts receivable is as follows:

	March 31, 2021	December 31, 2020
Total Accounts Receivable	$153,213	$22,166
Less: Sales Returns and Allowances	37,570	28,707
Less: Doubtful Accounts	3,967	3,967
Accounts Receivable, net	$111,676	$(10,508)

The breakdown of the Company’s accounts receivable is as follows:

	December 31, 2020	December 31, 2019
Total Accounts Receivable	$22,166	$119,771
Less: Sales Returns and Allowances	28,707	$51,1599
Less: Doubtful Accounts	3,967	$5,019
Accounts Receivable, net	$(10,508)	$63,5934